Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal tax benefit at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	3.50%	2.50%
Non-deductible expenses and other	(0.90%)	0.10%
Research and development credits	5.40%	(0.80%)
Foreign rate differential	(0.60%)	1.10%
Change in valuation allowance, net	(29.60%)	(25.00%)
Effective tax rate	(1.20%)	(1.10%)